                                                          File Nos.  333-129284
                                                                       811-1343


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

         Pre-effective Amendment No.            ( )

         Post-effective Amendment No.           (2)


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 86


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
               ---------------------------------------------------
                            (Exact Name of Registrant)

                       Horace Mann Life Insurance Company
                       ----------------------------------
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
               --------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (217) 789-2500
                                  -------------
                          (Depositor's Telephone Number)

                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
                           ---------------------------
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                          ----------------------------
                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW


                            Washington, DC 20004-2415



It is proposed that this filing will become effective:

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]     On May 1, 2007 pursuant to paragraph (b) of Rule 485


[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X]     On May 1, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------

PROSPECTUS


VARIABLE DEFERRED ANNUITY CONTRACT


GOAL PLANNING ANNUITY (GPA)

HORACE MANN LIFE INSURANCE COMPANY SEPARATE
ACCOUNT


MAY 1, 2007

VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE
INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS


     This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC") or as a non-qualified annuity Contract. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract's cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund

          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund

          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund
LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(2)

     Large Core

          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(2)

          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          Wilshire VIT Equity Fund -- Horace Mann Shares

     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(2)

MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(1)(2)

     Mid Core
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(2)
     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage VT Discovery Fund(SM)



SMALL COMPANY STOCK FUNDS
     Small Value

          Ariel Fund(R)(1)(2)

          Royce Capital Fund Small-Cap Portfolio

          Wilshire Small Company Value Portfolio (Investment Class)(2)

     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(2)
     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares
SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.
BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares
MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.



(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.


     Trademarks used in this document are owned by and used with the permission of the appropriate company.

     We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time.


     This prospectus sets forth the information an investor should know before purchasing a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2007. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 31 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.


                   The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS
--------------------------------------------------------------------------------





                                                                         PAGE
                                                                         ----

DEFINITIONS                                                                5
SUMMARY                                                                    7
FEE TABLES AND EXAMPLE                                                    10
  Contract Owner Transaction Expenses                                     10
  Periodic Fees and Expenses                                              10
  Optional Rider Charges                                                  10
  Total Annual Underlying Fund Operating Expenses                         11
  Example                                                                 11
CONDENSED FINANCIAL INFORMATION                                           12
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE
  ACCOUNT, THE UNDERLYING FUNDS                                           13
  Horace Mann Life Insurance Company                                      13
  The Fixed Account                                                       13
  The Separate Account                                                    13
  The Underlying Funds                                                    13
THE CONTRACT                                                              21
  Contract Owners' Rights                                                 21
  Purchasing the Contract                                                 21
  Canceling the Contract                                                  21
  Premium Payments                                                        21
     Amount and Frequency of Premium Payments                             21
     Allocation of Net Premiums                                           21
     Accumulation Units and Accumulation Unit Value                       21
  Transactions                                                            22
     Transfers                                                            22
     Dollar Cost Averaging                                                22
     Rebalancing                                                          23
     Changes to Premium Allocations                                       23
     Market Timing                                                        23
     Surrender or Withdrawal Before Commencement of Annuity Period        24
     Payments We Make                                                     25
     Confirmations                                                        25
  Deductions and Expenses                                                 25
     Premium Taxes                                                        26
     Surrender Charges                                                    26
     Annual Maintenance Fee                                               26
     Mortality and Expense Risk Fee                                       26
     Charges for Optional Riders                                          26
     Operating Expenses of the Underlying Funds                           26
  Death Benefit                                                           26
     Death Benefit Proceeds                                               26
     Guaranteed Minimum Death Benefit Riders                              27
  Annuity Payments                                                        28
     Annuity Payment Options                                              29
     Other Payout Options                                                 29
     Amount of Fixed and Variable Annuity Payments                        29
     Annuity Unit Value                                                   30
     Misstatement of Age or Sex                                           30
TAX CONSEQUENCES                                                          31
  Separate Account                                                        31
  Owner Control                                                           31
  General Requirements                                                    31
     Withdrawals                                                          31
     Premature Distribution Tax                                           31
     Annuity Payments                                                     31
     Non-Natural Person                                                   31

                                                                         PAGE
                                                                         ----
     Required Distributions                                               31
     Taxation of Death Benefit Proceeds                                   32
     Transfers, Assignments, or Exchanges of a Contract                   32
     Withholding                                                          32
     Multiple Contracts                                                   32
     Federal Estate Taxes                                                 32
     Generation-skipping Transfer Tax                                     32
     Annuity Purchases by Nonresident Aliens and Foreign Corporations     32
     Foreign Tax Credits                                                  32
  Taxation of Qualified Plans                                             32
     Contribution Limitations and General Requirements Applicable to
       Qualified Plans                                                    32
     Transfers, Assignments, or Exchanges of a Contract                   34
     Premature Distribution Tax                                           34
     Required Minimum Distributions                                       35
     Withholding                                                          35
  Possible Tax Law Changes                                                35
OTHER INFORMATION                                                         35
ADDITIONAL INFORMATION                                                    36





     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCOUNT VALUE: The sum of the Fixed Account Value and the Variable Account Value.

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.

     ANNUITIZED VALUE: The amount applied to purchase annuity payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.

     ANNUITY DATE: The date Annuity Payments begin.

     The Annuity Payments made to You will begin on the Annuity Date. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.


     In addition, Qualified Plans often place certain limitations upon election of a Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Required Minimum Distributions."


     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.


     CONTRACT ANNIVERSARY: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.

     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.

     FIXED ACCOUNT VALUE: The dollar value of the fixed account under the Contract before Annuity Payments begin.

     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     ISSUE DATE: The date when Your Contract becomes effective.

     INVESTMENT OPTIONS: The fixed account and the Underlying Funds in which the Subaccounts invest.

     NET PREMIUM: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.


     NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Plan.


     PROOF OF DEATH: (1) A completed claimant's statement as provided by Us; and
(2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("traditional IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) SIMPLE retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account, that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     UNDERLYING FUNDS: All open-end management investment companies registered under the Investment

Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE ACCOUNT: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.

     VARIABLE ACCOUNT VALUE: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information, and in the Contract and any applicable endorsements and riders. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.


     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?


     You may invest Your money in up to 24 Variable Investment Options and the Fixed Account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     (a)  SEPARATE ACCOUNT

     Includes Subaccounts, each of which invests in one of the following Underlying Funds:

LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund

          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund

          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(2)




     Large Core
          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(2) Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(2)


MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio Ariel Appreciation Fund(R)(1)(2)

     Mid Core
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(2)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage VT Discovery Fund(SM)

SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(1)(2)
          Royce Capital Fund Small-Cap Portfolio

          Wilshire Small Company Value Portfolio (Investment Class)(2)


     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(2)

     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio


(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.



(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.


     (b) Fixed Account -- You also may direct Your money to the fixed account and receive a guaranteed rate of return.

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Variable Investment Options and within the Variable Investment Options. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." In any Contract Year, You may withdraw a portion of Your Account Value without incurring a Surrender Charge. You may have to pay federal income taxes and a penalty tax on any money You surrender or partially withdraw from Your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     We will deduct a mortality and expense risk fee (M&E Fee) of 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

     We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; we will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

     We may deduct a Surrender Charge against surrenders and withdrawals. The Surrender Charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the Surrender Charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL RIDERS?

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- ANNUAL STEP-UP -- You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- 5% ACCUMULATION -- You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

* If You purchase both the Guaranteed Minimum Death Benefit Rider -- Annual Step-up and the Guaranteed Minimum Death Benefit Rider -- 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

     PREMIUM BONUS RIDER -- this option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract's first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.


     The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b), 457(b), and certain 401(a) Contracts, except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

     The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans (other than Roth IRAs) begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

     To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

CONTRACT OWNER TRANSACTION EXPENSES:(1)



Surrender Charges(2) (as a percentage of amount surrendered, if applicable)     8%




     We guarantee that the aggregate Surrender Charge will never exceed 9% of Your total net purchase payments to a Subaccount.


PERIODIC FEES AND EXPENSES


     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.




Annual Maintenance Fee(3)                                                   $  25
Separate Account Annual Expenses (as a percentage of average Variable
  Account Value)
Mortality and Expense Risk Fees                                              1.25%
Total Separate Account Annual Expenses                                       1.25%





OPTIONAL RIDER CHARGES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)



Guaranteed Minimum Death Benefit Rider -- Annual Step-up                     0.20%*
Guaranteed Minimum Death Benefit Rider -- 5% Accumulation                    0.30%*


* If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.



Premium bonus rider                                                          0.00%


     HMLIC will not issue Contracts for which the sum of the mortality and expense risk fees and the charges against the Variable Account for any permissible combination of optional riders You select exceeds 2.40% of average Variable Account Value.

     For information concerning compensation paid for the sale of the Contracts, see "Other Information -- Sale of the Contract."


     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



(1) Any premium taxes relating to this contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range from 0% to 3.5%.



(2) The Surrender Charge declines to zero over time -- after 5 years, or after 9 years if the premium bonus rider applies to Your Contract.




                          SURRENDER CHARGE
  SURRENDER CHARGES              %
DURING CONTRACT YEAR     9 YEAR     5 YEAR
--------------------     ------     ------

          1               8.0%       8.0%
          2               7.5%       7.5%
          3               7.0%       7.0%
          4               6.0%       6.0%
          5               5.0%       5.0%
          6               4.0%       0.0%
          7               3.0%       0.0%
          8               2.0%       0.0%
          9               1.0%       0.0%
     Thereafter           0.0%       0.0%




(3) We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(1)                        LOWEST   HIGHEST
--------------------------------------------------                        ------   -------

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other
  expenses)                                                                  %         %





(1) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.



     The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.


EXAMPLE

     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.


     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2006, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


     If You surrender Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------





     If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:


     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------




     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix B -- Condensed Financial Information."



     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

THE FIXED ACCOUNT


     The fixed account is part of HMLIC's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. For additional information about the fixed account, see Your Contract.


     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.

THE UNDERLYING FUNDS

     Each of the Underlying Funds is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the adviser to each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuity" link.



                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE           current                        high total return until its target retirement
  FUND(3)                           income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND(3)     current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

DAVIS VALUE PORTFOLIO             Long-term        Large value     Invests primarily in equity securities issued
                                    capital                        by companies with market capitalizations of
                                    growth                         at least $10 billion. Davis conducts
                                                                   extensive research to try to identify
                                                                   businesses that possess characteristics Davis
                                                                   believes foster the creation of long-term
                                                                   value. Davis aims to invest in such
                                                                   businesses when they are trading at a
                                                                   discount to their intrinsic worth. The Davis
                                                                   Value Portfolio is a series of the Davis
                                                                   Variable Account Fund and is advised by Davis
                                                                   Selected Advisers, L.P.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


T. ROWE PRICE EQUITY INCOME       Long-term        Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                  Capital                        asset in common stocks, with 65% in the
                                    appreci-                       common stocks of well-established companies
                                    ation                          paying above-average dividends, with
                                                                   favorable prospects for both increasing
                                                                   dividends and capital appreciation. The T.
                                                                   Rowe Price Equity Income Portfolio VIP II is
                                                                   advised by T. Rowe Price Associates.

WILSHIRE LARGE COMPANY VALUE      Long-term        Large value     Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT             capital                        portfolio of publicly traded common stocks of
  CLASS)(2)                         growth                         companies in the large company value segment
                                                                   of the Wilshire 5000 Index. The Wilshire
                                                                   Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX     Capital           Large core     Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTOR CLASS)(2)     growth                         before expenses, the performance of the
                                                                   Wilshire 5000 Index. The fund invests
                                                                   primarily in the common stocks of companies
                                                                   included in the Index that are representative
                                                                   of the entire Index. The Wilshire Mutual
                                                                   Funds are advised by Wilshire Associates
                                                                   Incorporated.

FIDELITY VIP GROWTH  & INCOME     Current           Large core     Invests primarily in common stocks with a
  PORTFOLIO SC2                     income/-                       focus on those that pay current dividends and
                                    Capital                        show potential for capital growth. The
                                    growth                         Fidelity VIP Growth and Income Portfolio is a
                                                                   series of the Fidelity VIP Series and is
                                                                   advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500            Long-term         Large core     The fund seeks to provide investment results
  PORTFOLIO SC2                     capital                        that correspond to the total return
                                    growth                         performance of common stocks publicly traded
                                                                   in the United States. The fund normally
                                                                   invests at least 80% of its assets in common
                                                                   stocks included in the S&P 500. The Fidelity
                                                                   VIP Index 500 Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

WILSHIRE VIT EQUITY FUND --       Long-term         Large core     The fund seeks long-term capital growth by
  HORACE MANN SHARES                capital                        investing primarily in equity securities.
                                    growth                         This is a moderately aggressive investment.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VIP LARGE CAP   Long-term        Large growth    Invests primarily in equity securities of
  GROWTH PORTFOLIO                  capital                        U.S. companies. The Portfolio focuses on a
                                    growth                         relatively small number of intensively
                                                                   research companies. AllianceBernstein selects
                                                                   the Portfolio's investments from a research
                                                                   universe of approximately 500 companies.
                                                                   AllianceBernstein tends to focus on those
                                                                   companies that have strong management,
                                                                   superior industry positions, excellent
                                                                   balance sheets, and superior earnings growth
                                                                   prospects. The AllianceBernstein Large Cap
                                                                   Growth Portfolio is a series of the
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund and is advised by Alliance Capital
                                                                   Management.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


FIDELITY VIP GROWTH PORTFOLIO     Capital          Large growth    The fund invests primarily in various common
  SC2                               growth                         stocks issued by companies that the advisor
                                                                   believes have above-average growth potential,
                                                                   measured by earnings or revenue. The Fidelity
                                                                   VIP Growth Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

WILSHIRE LARGE COMPANY GROWTH     Long-term        Large growth    Seeks to provide investment results of a
  PORTFOLIO(2)                      capital                        portfolio of publicly traded common stocks of
                                    growth                         companies in the large company growth
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

ALLIANCEBERNSTEIN VARIABLE        Long-term        Medium value    Invests primarily in a diversified portfolio
  PRODUCTS SERIES FUND, INC.        capital                        of equity securities of small-to mid
  SMALL/MID CAP VALUE PORTFOLIO     growth                         capitalization U.S. companies. For purposes
                                                                   of this policy "small to mid capitalization
                                                                   companies" are those that, at the time of
                                                                   investment, fall within the capitalization
                                                                   range between the small company on the
                                                                   Russell 2500 Value Index and the greater of
                                                                   $5 billion or the largest market
                                                                   capitalization of the largest company in the
                                                                   Russell 2500 Value Index. Under normal
                                                                   circumstances, the Portfolio will invest at
                                                                   least 80% of its net assets in these types of
                                                                   securities. The Portfolio's investment
                                                                   policies emphasize investment in companies
                                                                   that are determined by AllianceBernstein to
                                                                   be undervalued, using the fundamental value
                                                                   approach of AllianceBernstein. In selecting
                                                                   securities for the Portfolio's portfolio,
                                                                   AllianceBernstein uses its fundamental
                                                                   research to identify companies whose long-
                                                                   term earnings power is not reflected in the
                                                                   current market price of their securities. The
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund, Inc. Small/Mid Cap Value Portfolio is
                                                                   advised by AllianceBernstein L.P.

ARIEL APPRECIATION                Long-term        Medium value    The investment objective of the Ariel
  FUND(R)(1)(2)                     capital                        Appreciation Fund is long term capital
                                    growth                         appreciation. It seeks this objective through
                                                                   investing primarily in the stocks of
                                                                   companies with market capitalizations between
                                                                   $2.5 billion and $15 billion. The Fund seeks
                                                                   to invest in quality companies in industries
                                                                   where Ariel has expertise and only buys when
                                                                   Ariel determines that these businesses are
                                                                   selling at excellent values. The Ariel
                                                                   Appreciation Fund is advised by Ariel Capital
                                                                   Management, LLC.

FIDELITY VIP MID CAP PORTFOLIO    Long-term        Medium core     Invests at least 80% of total assets in
  SC2                               capital                        common stocks of domestic companies with
                                    growth                         medium market capitalization. The Fidelity
                                                                   VIP Mid Cap Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


RAINIER SMALL/MID CAP EQUITY      Long-term        Medium core     Invests 80% of its assets in companies with
  PORTFOLIO(2)                      capital                        small and medium capitalizations. The fund
                                    growth                         targets U.S. companies with the prospects of
                                                                   strong earnings growth selling at attractive
                                                                   valuations. The Rainier Small/Mid Cap Equity
                                                                   Portfolio is advised by Rainier Investment
                                                                   Management, Inc.

THE DELAWARE VIP GROWTH           Long-term       Medium growth    The Delaware Growth Opportunities Series
  OPPORTUNITIES                     capital                        invests primarily in securities of medium-
  SERIES -- SERVICE SHARES          growth                         sized companies whose market capitalizations
                                                                   fall within the range represented in the
                                                                   Russell Midcap Growth Index at the time of
                                                                   the Series' investment. The Delaware VIP
                                                                   Trend Series is advised by Delaware
                                                                   Management Company, a series Delaware
                                                                   Management Business Trust, which is an
                                                                   indirectly wholly-owned subsidiary of
                                                                   Delaware Management Holdings, Inc.

PUTNAM VT VISTA FUND (IB          Capital         Medium growth    Invests primarily in stocks of mid-sized
  SHARES)                           growth                         companies believed to offer above-average
                                                                   growth potential and whose earnings are
                                                                   likely to increase over time. Putnam VT Vista
                                                                   Fund is a series of the Putnam Variable Trust
                                                                   and is advised by Putnam Management.

WELLS FARGO ADVANTAGE VT          Long-term       Medium growth    We invest principally in securities of small-
  DISCOVERY FUND(SM)                capital                        and medium-capitalization companies, which
                                    appreci-                       are defined as those with market
                                    ation                          capitalizations equal to or lower than the
                                                                   company with the largest capitalization in
                                                                   the Russell Midcap(R) Index, at the time of
                                                                   investment. The Wells Fargo Advantage
                                                                   Discovery Fund is advised by Wells Capital
                                                                   Management, Inc.

ARIEL FUND((R))(1)(2)             Long-term        Small value     The investment objective of the Ariel Fund is
                                    capital                        long-term capital appreciation. It seeks this
                                    growth                         objective through investing primarily in the
                                                                   stocks of companies with market
                                                                   capitalizations between $1 billion and $5
                                                                   billion. The Fund seeks to invest in quality
                                                                   companies in industries where Ariel has
                                                                   expertise and only buys when Ariel determines
                                                                   that these businesses are selling at
                                                                   excellent values. The Ariel Fund is advised
                                                                   by Ariel Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP      Long-term        Small value     Invests in small-cap companies using a
  PORTFOLIO                         capital                        disciplined value approach. The manager
                                    growth                         believes that investors in the Fund should
                                                                   have a long-term investment horizon of at
                                                                   least three-years. The Royce Capital Fund
                                                                   Small-Cap Portfolio is advised by Royce  &
                                                                   Associated, LLC.

WILSHIRE SMALL COMPANY VALUE      Long-term        Small value     Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT             capital                        portfolio with publicly traded common stocks
  CLASS)(2)                         growth                         of companies in the small company value sub-
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


GOLDMAN SACHS VIT STRUCTURED      Long-term         Small core     Portfolios are managed to have similar risk,
  SMALL CAP EQUITY FUND             capital                        capitalization, industry exposure, and style
                                    growth                         characteristics to their benchmark, while
                                                                   seeking to add incremental return through
                                                                   better stock selection. CORESM is a service
                                                                   mark of Goldman, Sachs & Co. The Goldman
                                                                   Sachs VIT CORE Small Cap Equity Fund is a
                                                                   series of the Goldman Sachs Variable
                                                                   Insurance Trust and is advised by Goldman
                                                                   Sachs Asset Management, L.P.

NEUBERGER BERMAN GENESIS          Capital           Small core     Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS(2)          growth                         capitalization companies. The managers look
                                                                   for undervalued companies whose current
                                                                   product lines and balance sheets are strong.
                                                                   Neuberger Berman Genesis Fund -- Advisor
                                                                   Class is advised by Neuberger Berman
                                                                   Management Inc. and subadvised by Neuberger
                                                                   Berman, LLC.

ALLIANCEBERNSTEIN VARIABLE        Long-term        Small growth    The portfolio generally invests in a widely
  PRODUCTS SERIES FUND, INC.        capital                        diversified portfolio of equity securities
  SMALL CAP GROWTH PORTFOLIO        growth                         spread among many industries that offer the
                                                                   possibility of above-average earnings growth.
                                                                   Under normal circumstances, the Portfolio
                                                                   invests at least 80% of its net assets in
                                                                   equity securities of smaller companies. For
                                                                   these purposes "smaller companies" are those
                                                                   that, at the time of investment, fall within
                                                                   the lowest 2 -- % of the total U.S. equity
                                                                   market capitalization. Normally, the
                                                                   Portfolio invests in about 100-125 companies.
                                                                   The AllianceBernstein VPS Small Cap Growth
                                                                   Portfolio is advised by AllianceBernstein
                                                                   L.P.

DELAWARE VIP TREND                Long-term        Small growth    Invests primarily in stocks of small growth-
  SERIES -- SERVICE CLASS           capital                        oriented or emerging companies that, in the
                                    growth                         management team's view, are responsive to
                                                                   changes within the marketplace and have the
                                                                   fundamental characteristics to support
                                                                   continued growth. The Delaware VIP Trend
                                                                   Series is advised by Delaware Management
                                                                   Company, a series Delaware Management
                                                                   Business Trust, which is an indirectly
                                                                   wholly-owned subsidiary of Delaware
                                                                   Management Holdings, Inc.

WILSHIRE VIT SMALL CAP GROWTH     Long-term        Small growth    Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES        capital                        than $2.5 billion at the time of investment)
                                    growth                         considered to have earnings growth potential.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS PORTFOLIO   Long-term       International    Invests at least 80% of total assets in
  SC2                               capital                        foreign securities. The fund normally invests
                                    growth                         primarily in common stocks. The Fidelity VIP
                                                                   Overseas Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


WILSHIRE VIT INTERNATIONAL        Long-term       International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN        capital                        through diversified holding of marketable
  SHARES                            growth                         foreign equity investments. Invests in the
                                                                   stock of large, well-managed, non-U.S.
                                                                   companies. The Wilshire VIT Funds are advised
                                                                   by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY             Long-term         Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE        capital                        diversified portfolio composed primarily of
  MANN SHARES                       growth                         marketable equity securities that the
                                                                   subadviser determines are socially
                                                                   responsible. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY FUND,   Current          Real estate     The Fund typically invests at least 80% of
  INC.                              income/-                       its total assets in real estate securities
                                    Capital                        such as real estate investment trusts
                                    appreci-                       (REITs). The Cohen & Steers VIF Realty Fund
                                    ation                          is advised by Cohen & Steers Capital
                                                                   Management, Inc.

FIDELITY VIP HIGH INCOME          High                 Bond        Invests in income-producing debt securities,
  PORTFOLIO SC2                     current                        preferred stocks and convertible securities,
                                    income/-                       with an emphasis on low-quality debt
                                    Capital                        securities. The Fidelity VIP High Income
                                    growth                         Portfolio is a series of the Fidelity VIP
                                                                   Series and is advised by Fidelity Management
                                                                   & Research Co.

FIDELITY VIP INVESTMENT GRADE     Current              Bond        Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2                income                         investment-grade bonds. The fund invests
                                                                   across different market sectors and
                                                                   maturities. The Fidelity VIP Investment Grade
                                                                   Bond Portfolio is a series of the Fidelity
                                                                   VIP Series and is advised by Fidelity
                                                                   Management & Research Co.

WILSHIRE VIT INCOME FUND --       Current              Bond        Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                income                         return in excess of U.S. bond market over a
                                                                   full-market cycle. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM           Current              Bond        Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE         income/-                       the extent consistent with liquidity.
  MANN SHARES                       Preserv-                       Preservation of principal is a secondary
                                    ation of                       objective. The Wilshire VIT Funds are advised
                                    capital                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED             Capital            Balanced      Seeks to realize a high, long-term total rate
  FUND -- HORACE MANN SHARES(3)     growth/-                       of return consistent with prudent investment
                                    Current                        risks. The Wilshire VIT Funds are advised by
                                    income                         Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE       Current          Money Market    The fund invests in high-quality, short-term
  PORTFOLIO                         income/-                       securities with maturities of 13 months or
                                    Preserv-                       less. The T. Rowe Price Prime Reserve
                                    ation of                       Portfolio is advised by T. Rowe Price
                                    capital                        Associates.




(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.



(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.



(3) Each of these Underlying Funds is considered a "fund of funds." This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.


     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     SELECTION OF UNDERLYING FUNDS. We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and lenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund. Its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.



     PAYMENTS WE RECEIVE. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.





     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.


     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

VOTING RIGHTS


     We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.



     Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.



     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

THE CONTRACT

CONTRACT OWNERS' RIGHTS


     The Contract will be issued as a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See "Tax Consequences."


     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive written request therefore at our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received.

PURCHASING THE CONTRACT


     To purchase a Contract, You must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For a traditional IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) Contract and 401(a) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.


     Applications are to be sent along with Your premium payment, to Our Home Office. If Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive Your properly completed application and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

     If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

     We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.

     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

CANCELING THE CONTRACT


     Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or
(2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for the Contract is $25 per month or $300 per year. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The Surrender Charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Plans."


     ALLOCATION OF NET PREMIUMS -- When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 1% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. The minimum Net Premium payment amount allocated to any Subaccount or the fixed account in any given Contract Year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.


     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

     Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee and applicable rider charges we deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows:

     - No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.

     - Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.

     We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if in Our opinion We determine the Contract Owner to be using the Contract for the purposes of market timing or for any other purpose that We, in our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the "Market Timing" section below.

     You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free), or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. CAUTION:
Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one Investment Option into as many as 10 other Investment Options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of Investment Option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your Account Value into as many as 10 Investment Options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307, or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     All requests must identify the Contract Owner's name and Contract number, specify the Investment Options to be utilized and the amount to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307, or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by Our Home Office. See "Other Information -- Forms Availability."

     MARKET TIMING -- The Contract and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.


     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.


     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Account Value may only be withdrawn from 403(b) Contracts, 457(b) Contracts and certain 401(a) contracts under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See "Tax Consequences.")

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted only if the request is sent to
(217) 527-2307 and the proceeds are sent to the Contract Owner. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."

     Withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at Our Home Office, or at the next computed value following receipt of a valid request at Our Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

     Surrenders and withdrawals from the fixed account and any Subaccount are subject to the Surrender Charges shown below. There are 2 Surrender Charge periods available under this contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.


  Surrender Charges     Surrender Charge %
During Contract Year    9 Year      5 Year
--------------------    ------      ------


          1              8.0%        8.0%
          2              7.5%        7.5%
          3              7.0%        7.0%
          4              6.0%        6.0%
          5              5.0%        5.0%
          6              4.0%        0.0%
          7              3.0%        0.0%
          8              2.0%        0.0%
          9              1.0%        0.0%
     Thereafter          0.0%        0.0%



     Surrender Charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.


     The applicable withdrawal charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, we would need to withdraw $3,125 from your account, raising the surrender charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the

Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

     If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC's premium tax liability resulting from the surrender or withdrawal will be to HMLIC's benefit.

     If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You may be suspended from making contributions to all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.


SERVICES AND BENEFITS WE PROVIDE

     -  the death benefit, and cash benefits under the Contract
     -  Investment Options, including Net Premium allocations
     -  administration of elective options
     -  the distribution of reports to Contract Owners
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing applications and with issuing and administering the Contract
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


WAIVER, REDUCTION OR ELIMINATION OF DEDUCTIONS AND EXPENSES



     We may reduce, waive or eliminate any of the deductions or expenses for Contracts sold under a particular Qualified Plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by such charges. Factors we consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:



     -  The number of participants under the Qualified Plan;


     -  The type and nature of the Qualified Plan;


     -  The expected level of assets and/or cash flow under the Qualified Plan;


     -  Our agents' involvement in sales activities;


     -  Our sales-related expenses;


     -  Distribution provisions under the Qualified Plan;

     - The Qualified Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

     - The level of employer involvement in determining eligibility for distributions under the Contract; and


     -  Our assessment of financial risk to Us relating to withdrawals.



     We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.



     We may also apply different deduction and expense provisions in Contracts issued to employees or members of certain employer groups or associations which have negotiated the Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. We will deduct any premium taxes relating to this contract from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

     SURRENDER CHARGES -- If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.


     Withdrawals may not be made from 403(b), 457(b), and certain Section 401(a) Contracts, except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.


     HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see "The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period."

     ANNUAL MAINTENANCE FEE -- We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract.

     The annual maintenance fee ceases when Annuity Payments begin. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     CHARGES FOR OPTIONAL RIDERS -- GUARANTEED MINIMUM DEATH BENEFIT
RIDER -- ANNUAL STEP-UP -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- 5% ACCUMULATION -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     *If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

     PREMIUM BONUS RIDER -- This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract's first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund's prospectus.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

     The beneficiary will receive the greatest of:

     1.  the Account Value; or

     2. the Net Premium paid, less an adjustment for any withdrawals and an adjustment for any outstanding loan balance, or

     3.  the death benefit provided in any rider attached to the Contract.

     At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

GUARANTEED MINIMUM DEATH BENEFIT RIDERS

     In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states.

     GUARANTEED MINIMUM DEATH BENEFIT -- ANNUAL STEP-UP -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

DEATH BENEFIT UNDER THIS RIDER

     Before the Annuity Date, the death benefit is equal to the greatest of:

     1.  the death benefit as described in the Contract; or

     2.  the death benefit provided in any other rider attached to the Contract;
         or

     3. the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.

STEP-UP DEATH BENEFIT

     The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

     HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner's attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner's attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.

     For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the "Total Accumulation Value" (as defined in the loan endorsement) as of that Contract anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the "Total Accumulation Value" immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

RIDER CHARGE

     Any charge for this rider is guaranteed not to increase after this rider has been issued.

     We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

RIDER RESTRICTIONS

     We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

TERMINATION OF THIS RIDER

     This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

     a. when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or

     b. the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

     GUARANTEED MINIMUM DEATH BENEFIT -- 5% ACCUMULATION -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

DEATH BENEFIT UNDER THIS RIDER

     Before the Annuity Date, the death benefit is equal to the greatest of:

     1.  the death benefit as described in the Contract; or

     2.  the death benefit provided in any other rider attached to the Contract;
         or

     3. the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit-Accumulation Rider.

ACCUMULATION DEATH BENEFIT

     This rider provides an Accumulation Death Benefit as follows:

     On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:

     1. 5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner's attainment of age 80 depending on the option elected by the Contract Owner at the time of issue.

     2.  0 percent thereafter.

     For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

     For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

     We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time.

MAXIMUM ACCUMULATION DEATH BENEFIT VALUE

     The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.

RIDER CHARGE

     Any charge for this rider is guaranteed not to increase after the rider has been issued.

     We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

RIDER RESTRICTIONS

     We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

TERMINATION OF THIS RIDER


     This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:


     a. when the Contract Owner applies the Annuitized Value to an annuity option; or

     b. the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

ANNUITY PAYMENTS

     Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. (See "Tax Consequences -- Taxation of Contract Benefits.")

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the Life Annuity with Payments Guaranteed for 10 Years which is payable on a Variable basis for any value in a Subaccount.

     We will process the request so that the Annuity Payments begin as of the first of the month following the month of receipt of Your request unless a later date is requested and approved by HMLIC. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date Your request is received in Our Home Office. In addition, if You elect a Variable payment option, We will transfer Your Fixed Account Value to the Variable Account on the date we receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. (See "Other Information -- Forms Availability" and "Tax Consequences.")

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS
-- Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

     Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, the Contract Owner may change this Annuity Payment option, or withdraw a portion of or surrender the Annuitized Value applied to this option. Any change or withdrawal the Contract Owner makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

     JOINT AND SURVIVOR ANNUITY -- Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor (1) 50 percent, (2) two-thirds, or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

OTHER PAYOUT OPTIONS

     If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or


     b. leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or


     c.  elect any other payout option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

     FIXED ANNUITY PAYMENTS -- Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

ANNUITY UNIT VALUE

     The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If any age or sex has been misstated, We will pay annuity payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

TAX CONSEQUENCES



     The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC
Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.



GENERAL REQUIREMENTS



     NET PURCHASE PAYMENTS AND INVESTMENT EARNINGS CREDITED TO THE CONTRACT OWNER'S ACCOUNT ARE GENERALLY NOT TAXABLE UNTIL SUCH AMOUNTS ARE DISTRIBUTED AS DEFINED BY THE IRC.



     WITHDRAWALS -- When a withdrawal from a Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PREMATURE DISTRIBUTION TAX -- In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:



     -  made on or after the taxpayer reaches age 59 1/2;


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity Contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

     The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



     FEDERAL ESTATE TAXES -- While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     UNDER CERTAIN CIRCUMSTANCES, THE IRC MAY IMPOSE A "GENERATION SKIPPING TRANSFER TAX" WHEN ALL OR PART OF AN ANNUITY CONTRACT IS TRANSFERRED TO, OR A DEATH BENEFIT IS PAID TO, AN INDIVIDUAL TWO OR MORE GENERATIONS YOUNGER THAN THE CONTRACT OWNER. REGULATIONS ISSUED UNDER THE IRC MAY REQUIRE US TO DEDUCT THE TAX FROM YOUR CONTRACT, OR FROM ANY APPLICABLE PAYMENT, AND PAY IT DIRECTLY TO THE INTERNAL REVENUE SERVICE.



     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS -- The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.





     FOREIGN TAX CREDITS -- We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



TAXATION OF QUALIFIED PLANS



     Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



     CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS -- Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2007 or 100% of income. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract. Section 403(b) annuities are subject to the required minimum distribution rules.


     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2007 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2007, may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2007, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $52,000 and $62,000 for single filers and between $83,000 and $103,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $156,000 and $166,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2007. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2007. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2007 (indexed for inflation after 2007). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2007. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2007 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2007. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $99,000 and $114,000 for single taxpayers and those taxpayers filing Head of Household, between $156,000 and $166,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2007 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.



     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.


     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution.



     TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such or transaction should consult a tax advisor as to the tax consequences.



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8) in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2007. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.



     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.


     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under required minimum distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an "inherited IRA".



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



OTHER INFORMATION



     DISTRIBUTION OF THE CONTRACT -- The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.



     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:



     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;



     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and


     - Allowing HMLIC or an affiliate to conduct workshops for association members.




     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.

     MODIFICATION OF THE CONTRACT -- The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.


     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

     ADDITIONAL INFORMATION -- A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                     PAGE
-----                                     ----


General Information and History             1
Tax Status of the Contracts                 1
Underwriter                                 2
Independent Registered Public Accounting
  Firm                                      2
Financial Statements                        2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307, or telephone (217) 789-2500 or (800) 999-1030
(toll-free) to request a copy.


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


---- Statement of Additional Information dated May 1, 2007 for the Separate Account


Please Mail the above document to:

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------------
(City/State/Zip)

APPENDIX A
--------------------------------------------------------------------------------

5% ACCUMULATION GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") EXAMPLE

     Assume the following:


     -  There is an initial Net Premium of $100,000

     - There is a withdrawal on the 3rd contract anniversary of $25,000. The account value immediately before the withdrawal is $125,000.
     - We are calculating the death benefit on the 5th contract anniversary. The account value at that time is $101,000.
     -  The are no loans on the contract.
     -  The client has not yet attained age 81.
     -  No other GMDB rider was selected.


     The accumulation GMDB value at issue is equal to the initial Net Premium.


     $100,000


     The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:


     $100,000 x 1.05(3) = $115,763

     The withdrawal adjustment is the withdrawal amount divided by the account value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:

     $25,000 / $125,000 x $115,763 = $23,153

     The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:

     $115,763 - $23,153 = $92,610

     The accumulation GMDB value on the 5th contract anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

     $92,610 x 1.05(2) = $102,103


     The return of premium death benefit on the 5th contract anniversary is the initial Net Premium less a withdrawal adjustment:


     $100,000 - ($25,000 / $125,000 x $100,000) = $80,000

     The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the account value.

     Max [$102,103, $80,000, $101,000] = $102,103

ANNUAL STEP-UP GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") EXAMPLE

     Assume the following:


     -  There is an initial Net Premium of $100,000

     -  The account value on the 1st contract anniversary is $90,000.
     -  The account value on the 2nd contract anniversary is $120,000.
     - There is a withdrawal during the 3rd contract year of $25,000. The account value immediately before the withdrawal is $125,000.
     -  The account value on the 3rd contract anniversary is $105,000.
     - We are calculating the death benefit during the 4th contract year. The account value at that time is $101,000.
     -  The are no loans on the contract.
     -  The client has not yet attained age 81.
     -  No other GMDB rider was selected.

     The step-up anniversary value for the 1st contract anniversary projected to the date of death is the account value on the 1st contract anniversary less an adjustment for the subsequent withdrawal:

     $90,000 - ($25,000 / $125,000 x $90,000) = $72,000

     The step-up anniversary value for the 2nd contract anniversary projected to the date of death is the account value on the 2nd contract anniversary less an adjustment for the subsequent withdrawal:

     $120,000 - ($25,000 / $125,000 x $120,000) = $96,000

     The step-up anniversary value for the 3rd contract anniversary projected to the date of death is the account value on the 3rd contract anniversary:

     $105,000

     The step-up GMDB is equal to the maximum of these values:

     Max [$72,000, $96,000, $105,000] = $105,000


     The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:


     $100,000 - ($25,000 / $125,000 x $100,000) = $80,000

     The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the account value.

     Max [$105,000, $80,000, $101,000] = $105,000

APPENDIX B; CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.



     The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



1.25  M & E




                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

ALLIANCEBERNSTEIN LARGE GROWTH
  PORTFOLIO                          12/31/2006        $ 26.20            $ 25.71               1,022,282
                                     12/31/2005          23.10              26.20                 886,468
                                     12/31/2004          21.58              23.10                 778,032
                                     12/31/2003          17.71              21.58                 647,349
                                     12/31/2002          25.94              17.71                 499,185
                                     12/31/2001          31.81              25.94                 344,424
                                     12/31/2000          40.86*             31.81                 127,242

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO      12/31/2006        $ 18.44*           $ 19.24                  14,224

ALLIANCEBERNSTEIN VPS FUND, INC
  SMALL CAP GROWTH PORTFOLIO         12/31/2006        $ 14.00*           $ 13.26                   5,079

ARIEL FUND(R)(1)(2)                  12/31/2006        $ 54.19            $ 59.06                 564,283
                                     12/31/2005          54.37              54.19                 533,763
                                     12/31/2004          45.13              54.37                 449,239
                                     12/31/2003          35.69              45.13                 346,642
                                     12/31/2002          38.11              35.69                 236,427
                                     12/31/2001          34.63*             38.11                  61,005

ARIEL APPRECIATION FUND(R)(1)(2)     12/31/2006        $ 48.77            $ 53.45                 939,718
                                     12/31/2005          47.99              48.77                 894,108
                                     12/31/2004          42.96              47.99                 744,074
                                     12/31/2003          33.20              42.96                 565,684
                                     12/31/2002          37.51              33.20                 380,634
                                     12/31/2001          34.01*             37.51                 105,004

COHEN AND STEERS VIF REALTY FUND     12/31/2006        $ 12.89*           $ 15.84                 100,793

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

DAVIS VALUE PORTFOLIO                12/31/2006        $ 12.45            $ 14.15                 757,258
                                     12/31/2005          11.52              12.45                 658,602
                                     12/31/2004          10.39              11.52                 569,355
                                     12/31/2003           8.10              10.39                 455,070
                                     12/31/2002           9.80               8.10                 364,544
                                     12/31/2001          11.08               9.80                 321,139
                                     12/31/2000          11.55*             11.08                 132,825

DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                      12/31/2006        $ 17.24            $ 18.06                  54,586
                                     12/31/2005          15.70              17.24                  29,062
                                     12/31/2004          14.31*             15.70                  11,013

DELAWARE VIP TREND SERIES SERVICE
  CLASS                              12/31/2006        $ 31.56            $ 33.45                  13,832
                                     12/31/2005          30.25              31.56                   8,908
                                     12/31/2004          28.68*             30.25                   1,560

FIDELITY VIP GROWTH PORTFOLIO        12/31/2006        $ 33.72            $ 35.50               1,080,962
                                     12/31/2005          32.37              33.72               1,031,956
                                     12/31/2004          31.78              32.37                 924,998
                                     12/31/2003          24.28              31.78                 735,345
                                     12/31/2002          35.27              24.28                 568,965
                                     12/31/2001          43.48              35.27                 390,031
                                     12/31/2000          53.19*             43.48                 161,281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                          12/31/2006        $ 15.12            $ 16.85                 973,169
                                     12/31/2005          14.25              15.12                 821,349
                                     12/31/2004          13.68              14.25                 683,112
                                     12/31/2003          11.22              13.68                 484,327
                                     12/31/2002          13.66              11.22                 323,437
                                     12/31/2001          15.20              13.66                 211,580
                                     12/31/2000          16.04*             15.20                  54,943

FIDELITY VIP HIGH INCOME
  PORTFOLIO                          12/31/2006        $  9.87            $ 10.82                 422,299
                                     12/31/2005           9.77               9.87                 321,144
                                     12/31/2004           9.04               9.77                 218,819
                                     12/31/2003           7.23               9.04                 156,838
                                     12/31/2002           7.08               7.23                  83,910
                                     12/31/2001           8.15               7.08                  52,829
                                     12/31/2000           9.92*              8.15                  31,556

FIDELITY VIP INDEX 500 PORTFOLIO     12/31/2006        $140.61            $160.32                 351,103
                                     12/31/2005         136.18             140.61                 313,854
                                     12/31/2004         124.96             136.18                 262,595
                                     12/31/2003          98.76             124.96                 201,115
                                     12/31/2002         128.98              98.76                 143,919
                                     12/31/2001         148.95             128.98                  89,888
                                     12/31/2000         169.89*            148.95                  34,085

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                     12/31/2006        $ 15.62            $ 16.07               1,100,484
                                     12/31/2005          15.52              15.62               1,007,448
                                     12/31/2004          15.09              15.52                 857,504
                                     12/31/2003          14.56              15.09                 765,200
                                     12/31/2002          13.39              14.56                 578,933
                                     12/31/2001          12.54              13.39                 240,969
                                     12/31/2000          12.03*             12.54                  21,897

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

FIDELITY VIP MID CAP PORTFOLIO       12/31/2006        $ 33.61            $ 37.31               1,168,356
                                     12/31/2005          28.84              33.61               1,057,318
                                     12/31/2004          23.42              28.84                 909,123
                                     12/31/2003          17.15              23.42                 765,087
                                     12/31/2002          19.30              17.15                 644,149
                                     12/31/2001          20.25              19.30                 529,851
                                     12/31/2000          20.04*             20.25                 233,156

FIDELITY VIP OVERSEAS PORTFOLIO      12/31/2006        $ 22.58            $ 26.27                 979,081
                                     12/31/2005          19.25              22.58                 774,482
                                     12/31/2004          17.20              19.25                 604,561
                                     12/31/2003          12.17              17.20                 407,324
                                     12/31/2002          15.50              12.17                 293,133
                                     12/31/2001          19.91              15.50                 200,060
                                     12/31/2000          23.33*             19.91                  71,864

GOLDMAN SACHS VIT CORE SMALL CAP
  EQUITY FUND                        12/31/2006        $ 15.72            $ 17.43                  88,542
                                     12/31/2005          15.00              15.72                  57,784
                                     12/31/2004          13.12*             15.00                  16,830

NEUBERGER BERMAN GENESIS FUND(2)     12/31/2006        $ 31.80            $ 33.60                 824,657
                                     12/31/2005          27.76              31.80                 738,382
                                     12/31/2004          23.74              27.76                 592,938
                                     12/31/2003          18.30              23.74                 472,551
                                     12/31/2002          19.14              18.30                 369,727
                                     12/31/2001          17.35              19.14                 204,094
                                     12/31/2000          15.88*             17.35                  15,000

PUTNAM VT VISTA FUND                 12/31/2006        $ 14.99            $ 15.61                 427,913
                                     12/31/2005          13.53              14.99                 437,342
                                     12/31/2004          11.55              13.53                 417,950
                                     12/31/2003           8.78              11.55                 405,260
                                     12/31/2002          12.82               8.78                 354,292
                                     12/31/2001          19.52              12.82                 312,576
                                     12/31/2000          24.81*             19.52                 149,430

RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(2)                       12/31/2006        $ 40.54            $ 45.92                 389,183
                                     12/31/2005          34.93              40.54                 339,335
                                     12/31/2004          30.13              34.93                 278,917
                                     12/31/2003          20.86              30.13                 230,482
                                     12/31/2002          26.41              20.86                 182,294
                                     12/31/2001          27.84              26.41                 129,167
                                     12/31/2000          30.31*             27.84                  52,763

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                          12/31/2006        $ 10.09            $ 11.52                 371,543
                                     12/31/2005           9.41              10.09                 244,500
                                     12/31/2004           8.17*              9.41                  85,206

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                   12/31/2006        $ 23.12*           $ 25.44                  19,054

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                          12/31/2006        $  1.00*           $  1.02                 776,113

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID CAP)     12/31/2006        $ 14.21            $ 16.10                 566,905
                                     12/31/2005          16.94*             14.21                 571,068
                                     12/31/2004          14.39              16.94                 455,021
                                     12/31/2003          10.86              14.39                 424,282
                                     12/31/2002          17.61              10.86                 351,842
                                     12/31/2001          25.76              17.61                 264,967
                                     12/31/2000          36.15*             25.76                 130,119

WELLS FARGO OPPORTUNITY FUND         12/31/2006        $ 31.93            $ 35.39                 277,826
                                     12/31/2005          29.96              31.93                 294,959
                                     12/31/2004          25.66              29.96                 304,488
                                     12/31/2003          18.96              25.66                 285,496
                                     12/31/2002          26.24              18.96                 244,938
                                     12/31/2001          27.54              26.24                 163,069
                                     12/31/2000          28.68*             27.54                  46,246

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 10.34            $ 11.79               1,035,532
                                     12/31/2005           9.92              10.34                 886,643
                                     12/31/2004           9.03               9.92                 687,189
                                     12/31/2003           7.06               9.03                 472,140
                                     12/31/2002           9.07               7.06                 317,084
                                     12/31/2001          10.38               9.07                 184,599
                                     12/31/2000          12.16*             10.38                  36,476

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 32.86            $ 34.06                 420,405
                                     12/31/2005          30.67              32.86                 360,477
                                     12/31/2004          29.11              30.67                 284,345
                                     12/31/2003          23.31              29.11                 204,673
                                     12/31/2002          30.17              23.31                 142,169
                                     12/31/2001          36.63              30.17                  84,544
                                     12/31/2000          45.85*             36.63                  15,529

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 25.99            $ 30.42                 925,411
                                     12/31/2005          24.09              25.99                 834,983
                                     12/31/2004          21.60              24.09                 686,425
                                     12/31/2003          17.02              21.60                 576,488
                                     12/31/2002          20.82              17.02                 443,150
                                     12/31/2001          21.34              20.82                 253,308
                                     12/31/2000          20.06*             21.34                  23,157

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 24.54            $ 29.00                 145,709
                                     12/31/2005          23.32              24.54                 142,596
                                     12/31/2004          19.44              23.32                 129,769
                                     12/31/2003          14.43              19.44                 114,100
                                     12/31/2002          15.88              14.43                 111,169
                                     12/31/2001          13.72              15.88                  77,121
                                     12/31/2000          12.34*             13.72                   5,681

WILSHIRE VIT 2010 AGGRESSIVE FUND    12/31/2006        $  9.97*           $ 10.45                  13,750

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                               12/31/2006        $  9.99*           $ 10.38                  31,465

WILSHIRE VIT 2010 MODERATE FUND      12/31/2006        $  9.98*           $ 10.39                  25,772

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT 2015 MODERATE FUND      12/31/2006        $  9.98*           $ 10.46                 179,111

WILSHIRE VIT 2025 MODERATE FUND      12/31/2006        $  9.97*           $ 10.52                 101,522

WILSHIRE VIT 2035 MODERATE FUND      12/31/2006        $  9.96*           $ 10.49                  27,795

WILSHIRE VIT 2045 MODERATE FUND      12/31/2006        $  9.96*           $ 10.51                  21,200

WILSHIRE VIT BALANCED FUND HM
  SHARES                             12/31/2006        $ 20.46            $ 22.55              11,010,275
                                     12/31/2005          19.87              20.46              12,018,094
                                     12/31/2004          18.59              19.87              13,033,346
                                     12/31/2003          15.74              18.59              13,967,082
                                     12/31/2002          17.38              15.74              14,684,684
                                     12/31/2001          17.42              17.38              16,148,759
                                     12/31/2000          17.27              17.42              17,434,293
                                     12/31/1999          18.90              17.27              22,591,194
                                     12/31/1998          19.82              18.90              21,781,222
                                     12/31/1997          18.94              19.82              18,709,483
                                     12/31/1996          18.00              18.94              15,151,785

WILSHIRE VIT EQUITY FUND HM
  SHARES                             12/31/2006        $ 22.45            $ 25.93              10,978,177
                                     12/31/2005          21.47              22.45              12,143,394
                                     12/31/2004          19.74              21.47              13,354,870
                                     12/31/2003          15.67              19.74              14,334,218
                                     12/31/2002          19.69              15.67              15,070,307
                                     12/31/2001          20.82              19.69              16,474,940
                                     12/31/2000          21.92              20.82              17,693,804
                                     12/31/1999          24.34              21.92              22,490,546
                                     12/31/1998          25.66              24.34              22,401,337
                                     12/31/1997          23.76              25.66              18,317,985
                                     12/31/1996          21.66              23.76              13,503,527

WILSHIRE VIT INCOME FUND HM
  SHARES                             12/31/2006        $ 17.03            $ 17.49               1,245,617
                                     12/31/2005          16.91              17.03               1,260,463
                                     12/31/2004          16.32              16.91               1,201,525
                                     12/31/2003          15.39              16.32               1,128,161
                                     12/31/2002          14.27              15.39               1,105,681
                                     12/31/2001          13.27              14.27                 896,686
                                     12/31/2000          12.24              13.27                 806,285
                                     12/31/1999          13.24              12.24               1,032,770
                                     12/31/1998          13.00              13.24               1,006,166
                                     12/31/1997          12.69              13.00                 718,041
                                     12/31/1996          13.03              12.69                 817,803
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND HM SHARES                     12/31/2006        $ 12.69            $ 15.51               2,897,834
                                     12/31/2005          11.67              12.69               2,985,537
                                     12/31/2004          10.68              11.67               3,034,963
                                     12/31/2003           8.16              10.68               3,018,220
                                     12/31/2002          10.46               8.16               2,911,478
                                     12/31/2001          14.39              10.46               2,877,968
                                     12/31/2000          17.52              14.39               2,621,364
                                     12/31/1999          12.13              17.52               1,298,573
                                     12/31/1998          10.27              12.13                 758,622
                                     12/31/1997          10.00*             10.27                 451,401

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND HM SHARES          12/31/2006        $ 10.98            $ 11.41                 239,483
                                     12/31/2005          10.84              10.98                 233,981
                                     12/31/2004          10.85              10.84                 248,645
                                     12/31/2003          10.87              10.85                 400,991
                                     12/31/2002          10.82              10.87                 351,839
                                     12/31/2001          10.42              10.82                 209,583
                                     12/31/2000           9.89              10.42                 174,299
                                     12/31/1999           9.98               9.89                 143,624
                                     12/31/1998           9.99               9.98                 125,460
                                     12/31/1997          10.03               9.99                 114,103
                                     12/31/1996          10.00              10.03                 112,004

WILSHIRE VIT SMALL CAP GROWTH
  FUND HM SHARES                     12/31/2006        $ 12.17            $ 13.38               3,585,367
                                     12/31/2005          11.88              12.17               3,884,610
                                     12/31/2004          11.52              11.88               4,241,664
                                     12/31/2003           7.33              11.52               4,454,821
                                     12/31/2002          12.16               7.33               4,309,422
                                     12/31/2001          17.54              12.16               4,343,366
                                     12/31/2000          19.76              17.54               4,245,836
                                     12/31/1999          12.38              19.76               2,731,955
                                     12/31/1998          11.70              12.38               2,063,019
                                     12/31/1997          10.00*             11.70               1,219,124

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND HM SHARES                     12/31/2006        $ 17.25            $ 20.53               4,147,538
                                     12/31/2005          16.61              17.25               4,346,986
                                     12/31/2004          14.85              16.61               4,566,563
                                     12/31/2003          11.70              14.85               4,696,964
                                     12/31/2002          13.70              11.70               4,762,269
                                     12/31/2001          14.96              13.70               4,931,921
                                     12/31/2000          13.81              14.96               4,744,087
                                     12/31/1999          12.99              13.81               4,001,791
                                     12/31/1998          12.10              12.99               2,513,258
                                     12/31/1997          10.00*             12.10                 692,571




*    Inception of the funds.



(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.



(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

May 1, 2007


STATEMENT OF ADDITIONAL INFORMATION


INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AND HORACE MANN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract ("GPA Contract"), dated May 1, 2007. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract set forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.




May 1, 2007

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
TOPICPAGE
General Information and History                         1
Tax Status of the Contracts                             1
Underwriter                                             2
Independent Registered Public Accounting Firm           2
Financial Statements                                    2


Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS--The Internal Revenue Code ("Code") requires that the investments of the Separate Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.

CONTRACT OWNER CONTROL--In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

REQUIRED DISTRIBUTIONS--To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner's death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner's death. These requirements will be considered satisfied as to any portion of a contract owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner's death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for Qualified Plans.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as "selling firms."). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of the Separate Account as of December 31, 2006, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.



The KPMG LLP report dated of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation--Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.


FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

PART C

                                OTHER INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


The following financial statements are included in Part B hereof:(1)

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT


   -Report of Independent Registered Public Accounting Firm, dated -Statements of Net Assets - December 31, 2006
   -Statements of Operations - For the Year Ended December 31, 2006 -Statements of Changes in Net Assets For the Year Ended December 31, 2006 -Statements of Changes in Net Assets For the Year Ended December 31, 2005 -Notes to Financial Statements - December 31, 2006


HORACE MANN LIFE INSURANCE COMPANY


   -Report of Independent Registered Public Accounting Firm, dated
   -Statutory Statements of Admitted Assets, Liabilities and Capital
     and Surplus - As of December 31, 2006 and 2005
   -Statutory Statements of Operations - For the Years Ended December 31, 2006,
     2005 and 2004
   -Statutory Statements of Capital and Surplus - For the Years Ended December
     31, 2006, 2005 and 2004
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2006,
     2005 and 2004
   -Notes to Statutory Financial Statements - December 31, 2006, 2005 and 2004


(b)  Exhibits


(1)  Resolution of Board of Directors(1)

(2)  Not Applicable

(3)  Underwriting Agreement(1)

(4)  Form of Variable Annuity Contract(3)

(5)  Form of application

(6)  Certificate of incorporation and bylaws(3)

(7)  Not Applicable

(8)  Not Applicable

(9)  Opinion and Consent of Counsel Filed Herewith


(10) Independent Auditors Consent To Be Filed by Amendment

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors' Report thereon To be Filed by Amendment


(12) Not Applicable


(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 76 to Form N-4 Registration Statement, dated October 1, 2003 (File No. 811-1343).

(3) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).


Item 25.  Directors and Officers of the Depositor


The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


Name                              Position & Office with Depositor
-----                             --------------------------------

Peter H. Heckman                  Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros                   Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer

Louis G. Lower II                 Director, Chairman, President & Chief Executive Officer

Paul D. Andrews                   Director and Senior Vice President

Angela S. Christian               Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                             [HORACE MANN COMPANIES
                              ORGANIZATIONAL CHART]


The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27.  Number of Contract Owners


As of January 26, 2007, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 137,960,of which 132,050 were qualified contract owners and 5,910 were non-qualified Contract Owners.


Item 28.  Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life

Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.




Name                               Position with Underwriter
----                               -------------------------
Christopher M. Fehr                President

Peter H. Heckman                   Director

Ann M. Caparros                    Secretary


Diane M. Barnett                   Tax Compliance Officer

Angela S. Christian                Treasurer


(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2004:




                          Net Underwriting
  Name of Principal        Discounts and        Compensation on
     Underwriter             Commission           Redemption       Brokerage Commission     Compensation
  -----------------       -----------------     ----------------   --------------------     ------------
Horace Mann             $ 7,634,875                 N/A                     N/A                   N/A
Investors, Inc.


Item 30.  Location of Accounts and Records


Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services


Not applicable.

Item 32.  Undertakings


  (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

  (c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.

  (d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

  (e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

                                   SIGNATURES


  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield, and State of Illinois, on this 27th day of April of February, 2007.


             BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                 ----------------------------------------------
                                  (Registrant)

                     By: Horace Mann Life Insurance Company
                       ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                  By: /s/ LOUIS G. LOWER II
-----------------------------                ---------------------------------
Ann M. Caparros                              Louis G. Lower II, President and
Corporate Secretary                          Chief Executive Officer
of the Depositor                             of the Depositor

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




SIGNATURE                     TITLE                                        DATE
---------                     -----                                        ----

/s/ LOUIS G. LOWER II       Director, Chairman, President                February 27, 2007
--------------------        and Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN        Director, Executive Vice                     February 27, 2007
--------------------        President and Chief
Peter H. Heckman            Financial Officer

/s/ ANN M. CAPARROS         Director, Vice President,                    February 27, 2007
 -------------------        General Counsel,
Ann M. Caparros             Corporate Secretary and
                            Chief Compliance Officer

/s/ FRANK D'AMBRA           Director and Senior Vice President           February 27, 2007
-------------------
Frank D'Ambra

                                  Exhibit Index





(9) Opinion and Consent of Counsel